GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries, wages, benefits and bonus	$ (18,837)	$ (13,643)	$ (10,548)
Professional and consulting fees	(14,464)	(7,780)	(5,984)
Legal, filing, listing and transfer agent fees	(1,173)	(709)	(541)
Insurance	(2,060)	(1,113)	(1,306)
Directors' fees	(1,915)	(640)	(408)
Travel expenses	(1,098)	(803)	(628)
Share-based payment expense (Note 19c)	(2,201)	(186)	(287)
Depreciation and amortization	(229)	(885)	(266)
Care and maintenance	(875)	(1,362)	(2,181)
Other	(7,200)	(6,152)	(5,062)
Total	$ (50,052)	$ (33,273)	$ (27,211)